Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Raw materials	$ 763,633	$ 511,166
Work in process	173,043	192,990
Total inventory	$ 936,676	$ 704,156